Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017
Foreign currency translation
Total exchange gains/(losses)	$ 32,812	¥ 213,482,000	¥ (143,125,000)	¥ (56,992,000)
Total foreign currency translation adjustments gains/(losses)	(126,347)	(822,052,000)	943,616,000	954,787,000
Convenience translation
Convenience translation rate (RMB to USD)						6.5063
Loan receivables, net
Provision for the doubtful loan receivables		¥ 0	0
Construction in progress
Amount of construction in progress	$ 491,296		1,992,123,000		¥ 3,196,516,000
Reclassifications
Reclassifications
Fulfillment expenses reclassified to cost of revenues			2,560,688,000	1,663,959,000
Other non-current assets
Loan receivables, net
Loan receivables			173,930,000		¥ 243,624,000
Minimum
Loan receivables, net
Loan periods extended range	1 month	1 month
Maximum
Loan receivables, net
Loan periods extended range	24 months	24 months
Office equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Office equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	4 years	4 years
Office equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Vehicles
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic and warehouse equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Leasehold improvement
Property, equipment and software, net
Estimated useful Lives (in Years)	Over the shorter of the expected life of leasehold improvements or the lease term	Over the shorter of the expected life of leasehold improvements or the lease term
Software | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building
Property, equipment and software, net
Estimated useful Lives (in Years)	40 years	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Others, net
Foreign currency translation
Total exchange gains/(losses)		¥ 213,482,000	¥ (143,125,000)	¥ (56,992,000)